INCOME TAX STATUS (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax Determination Letter, Obtained	true
Tax Determination Letter, Date	Oct. 19, 1990
Tax Qualification Status, Qualified	Qualified Plan [Member]